Goodwill and Intangible Assets, Net (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Year	Sep. 30, 2010 Year
Details of total purchased intangible assets
Gross	$ 783,341	$ 741,114
Accumulated Amortization	(589,919)	(522,352)
Net	193,422	218,762
Core technology [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	4	4
Estimated useful life, Maximum (years)	8	8
Gross	381,056	364,057
Accumulated Amortization	(311,541)	(272,798)
Net	69,515	91,259
Customer arrangements [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	6	6
Estimated useful life, Maximum (years)	15	15
Gross	327,207	304,308
Accumulated Amortization	(215,961)	(189,062)
Net	111,246	115,246
Intellectual property rights and purchased computer software [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	3	3
Estimated useful life, Maximum (years)	10	10
Gross	51,996	51,996
Accumulated Amortization	(51,996)	(51,996)
Net	0	0
Other [Member]
Details of total purchased intangible assets
Estimated useful life, Minimum (years)	2	2
Estimated useful life, Maximum (years)	10	10
Gross	23,082	20,753
Accumulated Amortization	(10,421)	(8,496)
Net	$ 12,661	$ 12,257